UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 360	$ 25	$ 267	$ 181
Other comprehensive income (loss) that will be reclassified to net income, net of tax
Equity accounted other comprehensive income (loss)	0	(263)	0	(280)
Net unrealized gain (loss) on available for sale securities	(279)	(399)	128	(668)
Foreign currency translation	1	(4)	(1)	(1)
Change in discount rate for future policyholder benefit liability	80	206	(98)	412
Change in instrument specific credit risk for market risk benefit	(22)	19	(10)	13
Defined benefit pension plan adjustment	2	0	3	0
Total other comprehensive income (loss)	(218)	(441)	22	(524)
Attributable to:
Non-controlling interests	(3)	(3)	2	(3)
Comprehensive income (loss)	142	(416)	289	(343)
Class A exchangeable and Class B shareholders
Attributable to:
Comprehensive income (loss)	1	1	2	3
Class C shareholders
Attributable to:
Comprehensive income (loss)	$ 144	$ (414)	$ 285	$ (343)